Other income/(loss) (net)	12 Months Ended
Mar. 31, 2018
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Other income/(loss) (net)
30.	Other income/(loss) (net)

Other income/(loss) (net) consist of the following:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Miscellaneous income	US$	675.2	Rs.	44,007.6	Rs.	28,475.0	Rs.	21,907.7
Gain / (Loss) on change in fair value of commodity derivatives		32.9		2,146.3		9,184.0		(11,555.3)
Dividend income and income on mutual funds		2.4		157.7		105.1		446.7
Gain/(loss) on sale, change in fair value of available-for-sale investments (net)		24.0		1,561.7		1,826.0		1,813.9

Total	US$	734.5	Rs.	47,873.3	Rs.	39,590.1	Rs.	12,613.0